Property, Plant, & Equipment (Details Narrative) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 10,200	$ 10,184	$ 15,452	$ 17,420